Label	Element	Value
iMGP International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iMGP International Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iMGP International Fund (the “International Fund”) seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the International Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the International Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the International Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 99.91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.91%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same. The cost for the International Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in the securities of companies that the sub‑advisors to the Fund (each, a “manager” or “sub‑advisor”) believe have strong appreciation potential. Under normal conditions, each sub‑advisor manages a portion of the International Fund’s assets by independently managing a portfolio typically composed of between 8 and 15 stocks. There is no minimum or maximum allocation of the Fund’s portfolio assets to each sub‑advisor. Under normal market conditions, the International Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of companies organized or located outside of the United States, including large-, mid‑, and small‑cap companies and companies located in emerging markets, as measured by market capitalization at the time of acquisition. iM Global defines an emerging market country as any country that is included in the MSCI Emerging Markets Index. The International Fund ordinarily invests in the securities markets of at least five countries outside of the United States. Concentration of investments in certain sectors – including, but not limited to, the consumer discretionary, financial, healthcare and technology sectors – may occur from time to time as a result of the implementation of the International Fund’s investment strategy by the sub‑advisors.
Each sub‑advisor uses its own discretion to invest in any sized company it deems appropriate. The managers have limited flexibility to invest in the securities of U.S. companies. By executing its investment strategy, the International Fund seeks to:
•	combine the efforts of several experienced, high quality international managers;
•	access the favorite stock-picking ideas of each manager at any point in time;
•	deliver a portfolio that is prudently diversified in terms of stocks (typically 32 to 60) and industries while still allowing each manager to run portfolio segments focused on only his favorite stocks; and
•	further diversify across different sized companies, countries, and stock-picking styles by including managers with a variety of stock-picking disciplines.
Generally, a security may be sold: (1) if the manager believes the security’s market price exceeds the manager’s estimate of intrinsic value; (2) if the manager’s view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found; (4) if general market conditions trigger a change in the manager’s assessment criteria; or (5) for other portfolio management reasons. The International Fund’s managers may trade its portfolio frequently.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investment in stocks exposes shareholders of the International Fund to the risk of losing money if the value of the stocks held by the International Fund declines during the period an investor owns shares in the International Fund. The following risks could affect the value of your investment. The following risks could affect the value of your investment. Each risk summarized below is considered a “principal risk” of investing in the International Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the International Fund’s net asset value per share, total return and/or ability to meet its objective.
•	Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium‑sized companies, which tend to be more vulnerable to adverse developments than larger companies.
•	Foreign Investment Risk. This is the risk that an investment in foreign (non‑U.S.) securities may cause the Fund to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.
•	Country/Regional Risk. This is the risk that world events – such as political upheaval, financial troubles, or natural disasters – will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is heightened in emerging markets.
•	Risks Associated with Europe. The Fund may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the decision by the UK to withdraw from the EU (an event commonly known as “Brexit”). There is uncertainty surrounding the ultimate impact of Brexit on the UK, the EU and the broader global economy. An exit by any member countries from the EU or the Economic and Monetary Union of the EU, or even the prospect of such an exit, could lead to increased volatility in European markets and negatively affect investments both in issuers in the exiting country and throughout Europe.

•	Risks Associated with Japan. The Fund may invest a significant portion of its assets in issuers based in Japan. Investments in Japanese issuers may be subject to political, economic, nuclear and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, any of which could negatively affect the value of Japanese investments.
•	Emerging Markets Risk. This is the risk that the value of the Fund’s emerging markets investments will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries. Investments in emerging market countries are subject to substantial risks due to, among other factors, different accounting standards and thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.
•	Currency Risk. This is the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non‑U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non‑U.S.) currencies.
•	Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in the International Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the International Fund.
•
Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 has resulted and may continue to result, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. The ultimate impact of COVID‑19, including new variants of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.

•	Smaller Companies Risk. The International Fund may invest a portion of its assets in the securities of small- and mid‑sized companies. Securities of small- and mid‑cap companies are generally more volatile and less liquid than the securities of large‑cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.
•	Multi-Style Management Risk. Because portions of the International Fund’s assets are managed by different portfolio managers using different styles, the International Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.
•	Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
•	Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments the Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.
•	Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by the manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.
•	Sector Weightings Risk. To the extent that the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector.
By focusing its investments in a particular sector, the Fund may face more risks than if it were diversified broadly over numerous sectors.
¡	Healthcare Sector Risk. The Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
¡	Consumer Discretionary Sector Risk. The Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.
¡	Financial Sector Risk. The Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.
¡	Technology Sector Risk. The Fund may invest a portion of its assets in the technology sector, which is a highly volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.
•	Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s or a sub-advisor’s control, including instances at third parties. The Fund, the Advisor and each sub‑advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investment in stocks exposes shareholders of the International Fund to the risk of losing money if the value of the stocks held by the International Fund declines during the period an investor owns shares in the International Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the International Fund. The bar chart shows changes in the performance of the International Fund’s Institutional Class shares from year to year. The table below shows how the International Fund’s average annual total returns of the Institutional Class for the 1‑, 5‑ and 10‑year periods compare to those of a broad-based market index, a secondary market index, as well as an index of peer group mutual funds. Past performance, before and after taxes, does not necessarily indicate how the International Fund will perform in the future. Updated performance information is available on the International Fund’s website at www.imgpfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the International Fund. The bar chart shows changes in the performance of the International Fund’s Institutional Class shares from year to year. The table below shows how the International Fund’s average annual total returns of the Institutional Class for the 1‑, 5‑ and 10‑year periods compare to those of a broad-based market index, a secondary market index, as well as an index of peer group mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.imgpfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the International Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	International Fund Institutional Class Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown above, the highest and lowest quarterly returns earned by the International Fund were:

Highest:	26.96%	Quarter ended December 31, 2020
Lowest:	‑32.92%	Quarter ended March 31, 2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In connection with certain portfolio manager changes, effective September 30, 2021, the International Fund’s primary benchmark changed from the MSCI ACWI ex‑U.S. Index to the MSCI EAFE Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The International Fund’s after‑tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the International Fund in a tax‑deferred account, such as a 401(k) plan or an individual retirement account, after‑tax returns shown are not relevant to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The after‑tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The International Fund’s after‑tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the International Fund in a tax‑deferred account, such as a 401(k) plan or an individual retirement account, after‑tax returns shown are not relevant to your investment. The after‑tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.

iMGP International Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
One Year	rr_ExpenseExampleYear01	$ 107
Three Years	rr_ExpenseExampleYear03	375
Five Years	rr_ExpenseExampleYear05	673
Ten Years	rr_ExpenseExampleYear10	$ 1,518
2012	rr_AnnualReturn2012	19.96%
2013	rr_AnnualReturn2013	21.47%
2014	rr_AnnualReturn2014	(2.72%)
2015	rr_AnnualReturn2015	(5.52%)
2016	rr_AnnualReturn2016	(4.61%)
2017	rr_AnnualReturn2017	23.61%
2018	rr_AnnualReturn2018	(20.80%)
2019	rr_AnnualReturn2019	30.45%
2020	rr_AnnualReturn2020	5.02%
2021	rr_AnnualReturn2021	11.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.92%)
One Year	rr_AverageAnnualReturnYear01	11.75%
Five Years	rr_AverageAnnualReturnYear05	8.43%
Ten Years	rr_AverageAnnualReturnYear10	6.71%
iMGP International Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.35%
Five Years	rr_AverageAnnualReturnYear05	8.02%
Ten Years	rr_AverageAnnualReturnYear10	6.33%
iMGP International Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.18%
Five Years	rr_AverageAnnualReturnYear05	6.83%
Ten Years	rr_AverageAnnualReturnYear10	5.49%
iMGP International Fund | MSCI EAFE Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.26%	[2]
Five Years	rr_AverageAnnualReturnYear05	9.55%	[2]
Ten Years	rr_AverageAnnualReturnYear10	8.03%	[2]
iMGP International Fund | MSCI ACWI ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.82%
Five Years	rr_AverageAnnualReturnYear05	9.61%
Ten Years	rr_AverageAnnualReturnYear10	7.28%
iMGP International Fund | Morningstar Foreign Large Blend Category (reflects net performance of funds in this group)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.78%
Five Years	rr_AverageAnnualReturnYear05	9.26%
Ten Years	rr_AverageAnnualReturnYear10	7.53%

[1]	iM Global Partner Fund Management, LLC (formerly, Litman Gregory Fund Advisors, LLC (“iM Global” or the “Advisor”), the advisor to the International Fund, has contractually agreed, through April 30, 2023, to waive a portion of its advisory fees so that after paying all of the sub‑advisory fees, the net advisory fee as a percentage of the International Fund’s daily net assets retained by iM Global is 0.40% on the first $1 billion of the International Fund’s assets and 0.30% on assets over $1 billion. This agreement may be terminated at any time by the Board of Trustees (the “Board”) of the Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global, and iM Global may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. iM Global has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
[2]	In connection with certain portfolio manager changes, effective September 30, 2021, the International Fund’s primary benchmark changed from the MSCI ACWI ex‑U.S. Index to the MSCI EAFE Index.